PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Depreciation expense	$ 1,317,119	$ 1,430,997	$ 1,464,144
Property, Plant and Equipment [Line Items]
Cost	19,381,239	20,408,407
Less: Accumulated depreciation	$ (13,824,063)	(13,272,552)
Construction- in-progress		38,791
Property, plant and equipment, net	$ 5,557,176	7,174,646
Notes payable
Property, Plant and Equipment [Line Items]
Property pledged as collateral		792,795
Short-term bank loans related party
Property, Plant and Equipment [Line Items]
Property pledged as collateral	$ 1,803,192	1,406,429
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,117,383	4,348,977
Less: Accumulated depreciation	(2,314,191)	(2,149,753)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,833,525	15,616,293
Less: Accumulated depreciation	(11,114,880)	(10,715,803)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	311,690	322,115
Less: Accumulated depreciation	(286,410)	(294,729)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	118,641	121,022
Less: Accumulated depreciation	(108,582)	(112,267)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Unrealized foreign exchange translation gain/(loss)	$ (329,926)	$ 66,536	$ 198,318